Cover page	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Registrant Name	CI&T Inc
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001868995
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41035
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Estrada Guiseppina Vianelli De Napoli, 1455 – Bl. C,
Entity Address, Address Line Two	pavimento superior, Globaltech,
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	13086-530
Entity Address, Country	BR
Entity Common Stock, Shares Outstanding	19,969,110
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Security Exchange Name	NYSE
Title of 12(b) Security	Class A common shares, par value US$0.00005 per share
Trading Symbol	CINT
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Auditor Firm ID	1124
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Stanley Rodrigues
Entity Address, Address Line One	Estrada Guiseppina Vianelli De Napoli, 1455 – Bl. C,
Entity Address, Address Line Two	pavimento superior, Globaltech,
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	13086-530
Entity Address, Country	BR
City Area Code	+55 19
Local Phone Number	21024500